SHARE-BASED COMPENSATION - Share Options (Details) $ / shares in Units, $ in Thousands, $ in Thousands			1 Months Ended		12 Months Ended
	Dec. 31, 2019 HKD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018	Oct. 31, 2014 shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares
Summary of the stock option activity, Options granted share Number:
Outstanding at end of year (in shares)					13,341,466
Summary of the stock option activity, Weighted average exercise price per option:
Outstanding at end of year (in dollars per share) | $ / shares					$ 0.5703
Share Options
Summary of the stock option activity, Options granted share Number:
Exercised (in shares)					(5,875,592)	(5,048,824)	(106,295,232)
Share Options | Minimum
SHARE-BASED COMPENSATION
Vesting period (in years)				4 years	4 years
Share Options | Maximum
SHARE-BASED COMPENSATION
Vesting period (in years)				5 years	5 years
2014 Share Incentive Plan | Share Options
SHARE-BASED COMPENSATION
Maximum number of shares under the plan				135,032,132
Expire period				10 years
Modification of exercise price of number of stock options granted	8,113,145	8,113,145
Modified of exercise price of stock options granted | $ / shares		$ 0.60
Incremental compensation expenses	$ 3,008	$ 386
2019 Share Incentive Plan | Share Options | Maximum
SHARE-BASED COMPENSATION
Maximum percentage of shares available for issuance, based on total number of shares issued and outstanding on September 29, 2019			2.00%
Maximum percentage of number of shares increased in each year			2.00%
Maximum percentage of aggregate number of shares initially reserved and subsequently increased during the term of the total number of shares issued and outstanding on September 29			8.00%
2014 Share Incentive Plan and 2019 Share Incentive Plan | Share Options
Summary of the stock option activity, Options granted share Number:
Outstanding at beginning of year (in shares)					19,042,336	23,718,626
Exercised (in shares)					(5,875,592)	(5,048,824)
Granted (in shares)					1,080,000	2,489,832	9,791,200
Cancelled/forfeited (in shares)					(905,278)	(2,117,298)
Outstanding at end of year (in shares)	23,718,626	23,718,626			13,341,466	19,042,336	23,718,626
Summary of the stock option activity, Weighted average exercise price per option:
Outstanding at beginning of year (in dollars per share) | $ / shares					$ 0.5628	$ 0.5161
Exercised (in dollars per share) | $ / shares					0.4365	0.4293
Granted (in dollars per share) | $ / shares					0.0444	0.6810
Cancelled/forfeited (in dollars per shares) | $ / shares					0.6539	0.5588
Outstanding at end of year (in dollars per share) | $ / shares		$ 0.5161			$ 0.5703	$ 0.5628	$ 0.5161